SCHEDULE OF EXPECTED FUTURE BENEFIT PAYMENTS (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
2023	$ 5,232
2024	4,952
2025	4,704
2026	4,776
2027	4,671
2028 through 2032	$ 21,525